Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Schedule of inventories, net of provision for excess and obsolete inventories

	December 31,
	2019	2018
	(in US$’000)
Raw materials	2,274	652
Finished goods	13,934	11,657
	16,208	12,309